VIE (Details Narrative) - USD ($)			1 Months Ended	6 Months Ended	12 Months Ended
	Oct. 02, 2020	Feb. 07, 2020	Feb. 28, 2020	Dec. 31, 2021	Jun. 30, 2021
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Amount of invested capital					$ 1,750,000
Amount of invested capital percentage					1.00%
Indigo Dye Group Corp. [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ownership percentage by noncontrolling interest					32.00%
Equity investment					$ 564,819
Indigo Dye Group Corp. [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Terms of arrangements	the Company continues to hold approximately 32% of the ownership of Indigo but ceased to have a controlling interest in the partnership and it was deconsolidated and recorded as an investment in nonconsolidated affiliate at its $564,819 estimated fair value and changed to equity method of accounting.	The value used for this transaction is $1,750,000 and each percentage (1%) of the company is worth $17,500. In the event that the Company is not able to make a payment of $58,333 in any month, it will have 90 days to cure the default.
Percentage of VIE		40.00%		40.00%	40.00%
Option to purchase an additional VIE interest	30.00%		30.00%
Indigo Dye Group Corp. [Member] | Indigo Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Investment		$ 700,000
Terms of arrangements		The Investment shall be made in twelve monthly equal installments of $58,333 with the acceleration of the payment schedule possible depending on business growth, cash flow needs and capital availability.
Monthly installments amount		$ 58,333